Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Supplemental Cash Flow Information

In $000s	Year Ended December 31, 2019	Year Ended December 31, 2018
Change in non-cash working capital:

Trade receivables and other	$(2,585)	$(506)

Trade and other payables	(780)	(987)

Net decrease in cash	$(3,365)	$(1,493)

Significant non-cash transactions:
Common shares received in consideration of a convertible debenture payment	$10,912	$-

Financial instruments received on disposal of mineral, royalty and other interests	$62	$4,275